Summary of Significant Accounting Policies (Sale of Receivables) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Proceeds from Sale of Other Receivables	$ 33.1	$ 32.2
Duke Energy [Member]
Proceeds from Sale of Other Receivables			$ 125.6	$ 96.1